INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of total income tax provision
Income tax provision at the federal statutory rate of 35%	$ 40,717	$ 44,450	$ 44,518
State income taxes, net of effect of federal tax benefit	4,140	4,104	1,332
Foreign income taxed at a different statutory tax rate	(4,049)	(3,048)	(1,240)
U.S. tax consequences of foreign operations	82	(47)	181
Other, net	197	(408)	621
Income tax provision	$ 41,087	$ 45,051	$ 45,412
Federal statutory rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of total income tax provision (as a percent)
Income tax provision at the federal statutory rate of 35% (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of effect of federal tax benefit (as a percent)	3.50%	3.20%	1.10%
Foreign income taxed at a different statutory tax rate (as a percent)	(3.50%)	(2.40%)	(1.00%)
U.S. tax consequences of foreign operations (as a percent)	0.10%	0.00%	0.10%
Other, net (as a percent)	0.20%	(0.30%)	0.50%
Income tax provision (as a percent)	35.30%	35.50%	35.70%
Additional information related to income taxes
Federal and state income taxes provided on earnings of certain foreign subsidiaries	$ 0
Aggregate earnings of certain foreign subsidiaries				$ 107,500
Unrecognized tax benefits
Balance at beginning of year	257	$ 509	$ 662
Additions for tax positions of prior years	311	33	1,167
Reductions for tax positions of prior years			(1,150)
Expiration of applicable statute of limitations	(119)	(285)	(170)
Balance at end of year	449	257	509
Unrecognized tax benefits, amount	257	509	662	449	$ 257	$ 509
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				0	0	0
Decrease in interest and penalties	$ 100	$ 100	$ 200
Accrued interest and penalties				200	$ 300	$ 400
Estimated decrease in unrecognized tax benefits within next twelve months				$ 300